Share-Based Compensation - Schedule of Assumptions Used to Determine Fair Value of Share-Based Awards (Details) - Stock options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	97.06%	97.86%
Risk free interest rate	1.07%	0.51%
Expected term (in years)	5 years 9 months 10 days	5 years 5 months 8 days
Expected dividend yield	0.00%	0.00%